                              SCHRODER SERIES TRUST

                              PROSPECTUS SUPPLEMENT

                To Investor Shares Prospectus dated March 1, 2000


SCHRODER LARGE CAPITALIZATION EQUITY FUND

The information relating to Schroder Large Capitalization Equity Fund and Mr. Paul Morris is deleted from the table under "Portfolio Managers" on page 16 of the Prospectus. Investment decisions for that Fund are made by Schroder's
U.S. equity investment team.

April 4, 2000

                              SCHRODER SERIES TRUST

                              PROSPECTUS SUPPLEMENT

                To Advisor Shares Prospectus dated March 1, 2000

SCHRODER LARGE CAPITALIZATION EQUITY FUND

The information relating to Schroder Large Capitalization Equity Fund and Mr. Paul Morris is deleted from the table under "Portfolio Managers" on page 15 of the Prospectus. Investment decisions for that Fund are made by Schroder's
U.S. equity investment team.

April 4, 2000